Financial assets and liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Borrowings at beginning of period		$ (96,634)
Leases at beginning of period		(10,271)
Warrant liability at beginning of period		(2,185)	$ 0
Sub-total at beginning of period		(109,090)
Cash and cash equivalents at beginning of period		60,447	136,881
Net debt total at beginning of period		(48,643)
Cash Flows, Borrowings		3,709
Cash Flows, Leases		2,194
Cash Flows, Warrants liability		0
Cash Flows, Sub-total		5,903
Cash Flows, Cash and cash equivalents		(11,456)	(59,727)
Cash Flows, Total		(5,553)
Remeasurement adjustments, Borrowings		(281)
Remeasurement adjustments, Warrant liability		(1,229)
Remeasurement adjustments		(1,510)
Other changes, Borrowings		(13,151)
Other Changes, Leases		(337)
Other Changes		(13,488)
Issuance of warrants, Warrant liability		(1,036)
Issuance Of Warrants	$ 0	(1,036)
Foreign exchange adjustments, Leases		163
Foreign exchange adjustments, Warrant liability		0
Foreign exchange adjustments, Sub-total		163
Foreign exchange adjustments, cash and cash equivalents		(192)	(394)
Foreign exchange adjustments, Total		(29)
Borrowings at end of period		(106,357)
Leases at end of period		(8,251)
Warrant liability at end of period		(4,450)
Sub-total at end of period		(119,058)
Cash and cash equivalents at end of period	$ 76,760	48,799	$ 76,760
Net debt total at end of period		$ (70,259)